Subsequent events (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facility size			$ 150,000
Senior Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facility size		$ 200,000
Senior Credit Facility | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, undrawn commitment fees (as a percent)	0.45%
Senior Credit Facility | Bottom of range | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)	2.00%
Senior Credit Facility | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, undrawn commitment fees (as a percent)	0.96%
Senior Credit Facility | Top of range | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)	4.25%